Subsequent Events (Details) $ in Millions	1 Months Ended
Jan. 31, 2024 CAD ($) lb $ / lb
SUBSEQUENT EVENTS
Other cash payments	$ 3.2
Payments for development	$ 12.0
Working capital interest rate 75%	75.00%
Sale of Uranium
SUBSEQUENT EVENTS
Agreement of sale | lb	100,000
Price per pound | $ / lb	100.00